Earnings Per Share - Summary of Diluted Earnings Per Share (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2026 CAD ($) $ / shares shares	Jan. 31, 2026 $ / shares	Jan. 31, 2025 CAD ($) $ / shares shares	Jan. 31, 2025 $ / shares
Diluted earnings per share [abstract]
Net income attributable to shareholders - continuing operations | $	$ 342.7		$ 64.5
Net loss attributable to shareholders - discontinued operations | $	(51.1)		(277.6)
Net income (loss) attributable to shareholders | $	$ 291.6		$ (213.1)
Weighted average number of shares | shares	73,134,185		73,661,874
Dilutive effect of stock options | shares	762,320		924,347
Weighted average number of diluted shares | shares	73,896,505		74,586,221
Diluted earnings per share - continuing operations | (per share)	$ 4.64	$ 4.64	$ 0.86	$ 0.86
Diluted loss per share - discontinued operations | (per share)	(0.69)	(0.69)	(3.72)	(3.72)
Diluted earnings (loss) per share | (per share)	$ 3.95	$ 3.95	$ (2.86)	$ (2.86)